S000001569 [Member] Annual Fund Operating Expenses - Emerging Markets Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	1.29%	[1]
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	1.07%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	1.29%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	1.17%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.61%	[1]
Expenses (as a percentage of Assets)	2.29%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	2.17%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	1.54%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	1.42%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.09%	[1]
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.99%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.14%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	1.02%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.83%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.12% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class A, Class C, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.